Biological assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about biological assets [line items]
Percentage of reasonably possible increase in estimated costs	10.00%	10.00%
Percentage of reasonably possible decrease in estimated costs	(10.00%)	(10.00%)
Biological assets	$ 113,184	$ 141,645
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	10,800,000	9,100,000
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	8,600,000	10,800,000
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	1,000,000	1,100,000
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	1,500,000	1,000,000
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	2,700,000	2,800,000
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 3,400,000	$ 2,700,000